Other Non-financial Assets - Summary of Other Non-financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	$ 313,097,320	$ 169,305,385
Payments on behalf of third parties
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	16,454,024	13,063,080
Advances of fees to Directors and Syndics
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	1,992,844	40,302
Advances to Personnel
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	27,900,697	398,795
Tax Credits
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	110,870,461	34,843,862
Payments made in Advance
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	75,850,104	61,556,442
Advances for Purchase of Assets
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	5,965,294	9,079,029
Investment properties
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	11,588,672	11,545,661
Other Sundry Assets Measured at Cost
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	41,688,046	26,163,437
Assets Taken in Defense of Credits
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	438,339	438,341
Contract Assets
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	18,054,033	5,357,774
Others
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	$ 2,294,806	$ 6,818,662